Income Taxes (Details)	12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2025 HKD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023
Income Taxes [Line Items]
Assessable profits rate	8.25%	8.25%
Assessable profits	$ 255,843	$ 2,000,000
Statutory tax rate	16.50%	16.50%	16.50%	16.50%
Net operating loss	$ 216,727		$ 73,752
Valuation allowance	$ 216,727		73,752
Singapore [Member]
Income Taxes [Line Items]
Statutory tax rate	17.00%	17.00%
Valuation allowance	$ 216,727		$ 73,752
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate	16.50%	16.50%
Assessable profits	$ 255,843	$ 2,000,000
Effective tax rate	0.00%	0.00%	5.99%	0.00%
Net operating loss	$ 1,313,497		$ 446,982